Prepaid Expenses And Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current [Abstract]
Other receivables	$ 1,113,183	$ 1,153,627
Deferred payment channel costs	225,856	197,814
Taxes receivable	106,190	207,172
Prepaid expenses	117,635	111,986
Securities purchased under agreements to resell	61,213	160,289
Security deposits	17,179	14,898
Others	20,117	16,056
Total Current	1,661,373	1,861,842
Non-current [Abstract]
Prepayment of long-lived assets (including renovation-in-progress)	56,356	24,318
Security deposits	48,453	41,984
Deferred payment channel costs	20,491	12,089
Other receivables	155	2,652
Others	13,384	6,662
Total Non-current	$ 138,839	$ 87,705